Information by Segment - Summary of Comprehensive Income by Segment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	$ 2,770,834,360	$ 2,457,161,426	$ 2,522,978,282
Total Revenues	2,624,576,323	2,410,360,459	2,484,101,582
Other operating income	146,258,037	46,800,967	38,876,700
Total	(1,421,205,251)	(1,292,177,116)	(1,514,786,921)
Energy purchases	(835,284,742)	(747,646,603)	(902,434,871)
Fuel consumption	(230,944,415)	(231,028,169)	(280,739,362)
Transportation costs	(196,848,788)	(166,875,801)	(155,879,249)
Contribution Margin	1,349,629,109	1,164,984,310	1,008,191,361
Other work performed by the entity and capitalized	17,610,861	16,710,963	14,388,987
Employee benefits expense	(129,604,956)	(123,130,334)	(121,503,777)
Other expenses	(184,143,140)	(167,210,021)	(161,824,074)
Operating Income	526,054,835	670,604,721	578,630,574
Depreciation and amortization expense	(236,627,387)	(215,187,300)	(152,684,106)
Impairment loss recognized in the period’s profit or loss	(10,047,000)	(4,783,072)	(7,937,817)
Impairment gain and reversal of impairment loss (impairment loss) determined in accordance with IFRS 9	10,047,000	4,783,072	7,937,817
FINANCIAL RESULT	(150,893,003)	(110,875,064)	(22,414,654)
Total Financial Income	27,399,275	19,934,468	21,662,688
Other financial income	5,142,727	3,180,909	4,729,078
Financial Costs	(164,897,900)	(122,184,189)	(53,510,882)
Profit (losses) from Indexed Assets and Liabilities	(2,982,268)	(818,146)	916,666
Foreign currency exchange differences	(10,412,110)	(7,807,197)	8,516,874
Share of profit (loss) of associates and joint ventures accounted for using the equity method	366,089	3,190,240	(2,696,904)
Other gains (losses)	1,793,201	3,410,379	113,241,196
Income before taxes	377,321,122	566,330,276	666,760,212
Income tax expense, continuing operations	(61,227,904)	(153,482,519)	(143,342,301)
NET INCOME	316,093,218	412,847,757	523,417,911
Equity owners of Enel Chile	296,153,605	361,709,937	349,382,642
Non-controlling interests	19,939,613	51,137,820	174,035,269
Operating Segments
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	2,770,834,360	2,457,161,426	2,522,978,282
Total Revenues	2,624,576,323	2,410,360,459	2,484,101,582
Energy sales	2,405,903,242	2,202,078,088	2,262,090,558
Other sales	124,113,792	123,345,383	107,362,797
Other services rendered	94,559,289	84,936,988	114,648,227
Other operating income	146,258,037	46,800,967	38,876,700
Total	(1,421,205,251)	(1,292,177,116)	(1,514,786,921)
Energy purchases	(835,284,743)	(747,646,602)	(902,434,871)
Fuel consumption	(230,944,414)	(231,028,169)	(280,739,362)
Transportation costs	(196,848,788)	(166,875,802)	(155,879,249)
Other miscellaneous supplies and services	(158,127,306)	(146,626,543)	(175,733,439)
Contribution Margin	1,349,629,109	1,164,984,310	1,008,191,361
Other work performed by the entity and capitalized	17,610,861	16,710,963	14,388,987
Employee benefits expense	(129,604,956)	(123,130,334)	(121,503,777)
Other expenses	(184,143,140)	(167,210,021)	(161,824,074)
Operating Income	1,053,491,874	891,354,918	739,252,497
Depreciation and amortization expense	(236,627,387)	(215,187,300)	(152,684,106)
Impairment loss recognized in the period’s profit or loss	(280,762,652)	(779,825)
Impairment gain and reversal of impairment loss (impairment loss) determined in accordance with IFRS 9	(10,047,000)	(4,783,072)	(7,937,817)
OPERATING INCOME	526,054,835	670,604,721	578,630,574
FINANCIAL RESULT	(150,893,003)	(110,875,064)	(22,414,654)
Total Financial Income	27,399,275	19,934,468	21,662,688
Cash and cash equivalents	8,973,606	9,612,575	8,377,023
Other financial income	18,425,669	10,321,893	13,285,665
Financial Costs	(164,897,900)	(122,184,189)	(53,510,882)
Bank borrowings	(14,487,700)	(20,701,774)	(12,585)
Secured and unsecured obligations	(81,818,564)	(62,255,300)	(42,708,253)
Other	(68,591,636)	(39,227,115)	(10,790,044)
Profit (losses) from Indexed Assets and Liabilities	(2,982,268)	(818,146)	916,666
Foreign currency exchange differences	(10,412,110)	(7,807,197)	8,516,874
Share of profit (loss) of associates and joint ventures accounted for using the equity method	366,089	3,190,240	(2,696,904)
Other gains (losses)	1,793,201	3,410,379	113,241,196
Gain (loss) from other investments	262,512	385,830	105,461,664
Gain (loss) from the sale of property, plant and equipment	1,530,689	3,024,549	7,779,532
Income before taxes	377,321,122	566,330,276	666,760,212
Income tax expense, continuing operations	(61,227,904)	(153,482,519)	(143,342,301)
Net income from continuing operations	316,093,218	412,847,757	523,417,911
NET INCOME	316,093,218	412,847,757	523,417,911
Equity owners of Enel Chile	296,153,605	361,709,937	349,382,642
Non-controlling interests	19,939,613	51,137,820	174,035,269
Operating Segments | Generation
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	1,726,611,508	1,580,653,088	1,634,937,087
Total Revenues	1,581,230,963	1,540,352,133	1,599,032,140
Energy sales	1,472,565,933	1,425,942,129	1,457,671,722
Other sales	97,870,470	103,779,801	94,452,287
Other services rendered	10,794,560	10,630,203	46,908,131
Other operating income	145,380,545	40,300,955	35,904,947
Total	(678,187,609)	(709,506,221)	(903,978,006)
Energy purchases	(160,044,206)	(213,114,437)	(346,954,692)
Fuel consumption	(230,944,414)	(231,028,169)	(280,739,362)
Transportation costs	(169,062,680)	(154,044,158)	(152,869,838)
Other miscellaneous supplies and services	(118,136,309)	(111,319,457)	(123,414,114)
Contribution Margin	1,048,423,899	871,146,867	730,959,081
Other work performed by the entity and capitalized	8,887,421	8,663,737	7,226,484
Employee benefits expense	(62,871,525)	(61,991,737)	(54,222,470)
Other expenses	(120,522,841)	(104,190,567)	(102,821,020)
Operating Income	873,916,954	713,628,300	581,142,075
Depreciation and amortization expense	(196,623,025)	(179,901,682)	(117,337,553)
Impairment loss recognized in the period’s profit or loss	(280,020,263)
Impairment gain and reversal of impairment loss (impairment loss) determined in accordance with IFRS 9	(1,338,599)	(106,264)	55,494
OPERATING INCOME	395,935,067	533,620,354	463,860,016
FINANCIAL RESULT	(101,324,905)	(86,621,659)	(36,610,248)
Total Financial Income	15,241,046	8,727,356	5,273,672
Cash and cash equivalents	3,556,554	5,673,621	3,077,708
Other financial income	11,684,492	3,053,735	2,195,964
Financial Costs	(111,219,566)	(82,878,715)	(50,851,829)
Bank borrowings	(11,813,855)	(9,269,535)	(261)
Secured and unsecured obligations	(45,714,879)	(43,965,839)	(42,708,253)
Other	(53,690,832)	(29,643,341)	(8,143,315)
Profit (losses) from Indexed Assets and Liabilities	(5,157,076)	(2,480,291)	145,608
Foreign currency exchange differences	(189,309)	(9,990,009)	8,822,301
Share of profit (loss) of associates and joint ventures accounted for using the equity method	366,089	3,190,240	(2,696,904)
Other gains (losses)	1,683,246	3,434,503	113,088,869
Gain (loss) from other investments	152,557	409,954	105,462,769
Gain (loss) from the sale of property, plant and equipment	1,530,689	3,024,549	7,626,100
Income before taxes	296,659,497	453,623,438	537,641,733
Income tax expense, continuing operations	(40,347,869)	(113,783,941)	(112,099,519)
Net income from continuing operations	256,311,628		188,153,449
NET INCOME	256,311,628	339,839,497	425,542,214
Operating Segments | Distribution
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	1,412,871,738	1,263,224,072	1,326,658,860
Total Revenues	1,408,588,042	1,254,943,604	1,322,422,609
Energy sales	1,318,386,716	1,170,129,333	1,180,426,814
Other sales	9,365,186	16,411,425	12,741,568
Other services rendered	80,836,140	68,402,846	129,254,227
Other operating income	4,283,696	8,280,468	4,236,251
Total	(1,114,936,281)	(972,499,918)	(1,055,708,050)
Energy purchases	(1,056,562,636)	(926,385,346)	(938,067,783)
Transportation costs	(22,725,942)	(9,816,883)	(63,009,956)
Other miscellaneous supplies and services	(35,647,703)	(36,297,689)	(54,630,311)
Contribution Margin	297,935,457	290,724,154	270,950,810
Other work performed by the entity and capitalized	8,723,440	6,667,947	6,630,130
Employee benefits expense	(34,828,194)	(32,598,818)	(38,449,551)
Other expenses	(70,678,241)	(64,179,201)	(61,942,592)
Operating Income	201,152,462	200,614,082	177,188,797
Depreciation and amortization expense	(40,705,580)	(36,677,957)	(36,685,324)
Impairment gain and reversal of impairment loss (impairment loss) determined in accordance with IFRS 9	(8,153,419)	(4,676,808)	(7,993,311)
OPERATING INCOME	152,293,463	159,259,317	132,510,162
FINANCIAL RESULT	5,232,127	6,088,801	6,411,837
Total Financial Income	22,742,687	11,166,433	12,894,635
Cash and cash equivalents	1,456,253	1,633,373	1,975,564
Other financial income	21,286,434	9,533,060	10,919,071
Financial Costs	(19,061,123)	(6,724,490)	(7,094,366)
Bank borrowings	(40,508)	(5,374)	(12,299)
Other	(19,020,615)	(6,719,116)	(7,082,067)
Profit (losses) from Indexed Assets and Liabilities	1,843,435	1,616,607	761,262
Foreign currency exchange differences	(292,872)	30,251	(149,694)
Other gains (losses)	12		157,458
Gain (loss) from other investments	12		4,026
Gain (loss) from the sale of property, plant and equipment			153,432
Income before taxes	157,525,602	165,348,118	139,079,457
Income tax expense, continuing operations	(38,748,555)	(42,967,123)	(34,030,322)
Net income from continuing operations	118,777,047		57,935,774
NET INCOME	118,777,047	122,380,995	105,049,135
Holdings, Eliminations and Others [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	(368,648,886)	(386,715,734)	(438,617,665)
Total Revenues	(365,242,682)	(384,935,278)	(437,353,167)
Energy sales	(385,049,407)	(393,993,374)	(376,007,978)
Other sales	16,878,136	3,154,157	168,942
Other services rendered	2,928,589	5,903,939	(61,514,131)
Other operating income	(3,406,204)	(1,780,456)	(1,264,498)
Total	371,918,639	389,829,023	444,899,135
Energy purchases	381,322,099	391,853,181	382,587,604
Transportation costs	(5,060,166)	(3,014,761)	60,000,545
Other miscellaneous supplies and services	(4,343,294)	990,603	2,310,986
Contribution Margin	3,269,753	3,113,289	6,281,470
Other work performed by the entity and capitalized		1,379,279	532,373
Employee benefits expense	(31,905,237)	(28,539,779)	(28,831,756)
Other expenses	7,057,942	1,159,747	2,939,538
Operating Income	(21,577,542)	(22,887,464)	(19,078,375)
Depreciation and amortization expense	701,218	1,392,339	1,338,771
Impairment loss recognized in the period’s profit or loss	(742,389)	(779,825)
Impairment gain and reversal of impairment loss (impairment loss) determined in accordance with IFRS 9	(554,982)
OPERATING INCOME	(22,173,695)	(22,274,950)	(17,739,604)
FINANCIAL RESULT	(54,800,225)	(30,342,206)	7,783,757
Total Financial Income	(10,584,458)	40,679	3,494,381
Cash and cash equivalents	3,960,799	2,305,581	3,323,751
Other financial income	(14,545,257)	(2,264,902)	170,630
Financial Costs	(34,617,211)	32,580,984	(4,435,313)
Bank borrowings	(2,633,337)	(11,426,865)	(25)
Secured and unsecured obligations	(36,103,685)	(18,289,461)
Other	4,119,811	(2,864,658)	4,435,338
Profit (losses) from Indexed Assets and Liabilities	331,373	45,538	9,796
Foreign currency exchange differences	(9,929,929)	2,152,561	(155,733)
Other gains (losses)	109,943	(24,124)	(5,131)
Gain (loss) from other investments	109,943	(24,124)	(5,131)
Income before taxes	(76,863,977)	(52,641,280)	(9,960,978)
Income tax expense, continuing operations	17,868,520	3,268,545	2,787,540
Net income from continuing operations	(58,995,457)		649,411
NET INCOME	$ (58,995,457)	$ (49,372,735)	$ (7,173,438)